Goodwill (Tables)	12 Months Ended
Feb. 28, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended February 28, 2018 and 2019 consisted of the following:

	As at
	February 28, 2018	February 28, 2019
	RMB	RMB	USD
Beginning balance	557	557	83
Additions (Note 3)	—	149,775	22,384
Impairment	—	(557)	(83)
Total	557	149,775	22,384